SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	45.64%	44.17%
Minimal share price for vesting	$ 7	$ 5.25
Employees and directors stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	4.36%
Dividend yields	0.00%
Volatility	43.26%
Expected term (in years)	3 years 9 months 25 days
Minimum [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	3.43%	4.27%
Expected term (in years)	1 year	1 year
Maximum [Member] | PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	3.66%	4.35%
Expected term (in years)	4 years	4 years